Accrued Interest Receivable	12 Months Ended
Dec. 31, 2011
Accrued Interest Receivable [Abstract]
Accrued Interest Receivable	Note 6 - Accrued Interest Receivable
	2011	2010

Loans	$428,893	$511,517
Securities held to maturity	125,414	95,572

	$554,307	$607,089